SCHEDULE OF FINANCIAL INFORMATION CONCERNING GEOGRAPHIC SEGMENTS (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Segment Reporting [Line Items]
Revenue	$ 4,433,850	$ 34,761,384	$ 44,876,522
Western Europe [Member]
Segment Reporting [Line Items]
Revenue	2,975,613	23,328,803	10,201,197
North America [Member]
Segment Reporting [Line Items]
Revenue	1,335,134	10,467,454	18,244,158
Middle East [Member]
Segment Reporting [Line Items]
Revenue	47,207	370,099	1,821
East Asia [Member]
Segment Reporting [Line Items]
Revenue	$ 75,896	$ 595,028	$ 16,429,346